Debt And Other Long-Term Liabilities (Narrative Convertible Debt) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Convertible Debt [Member] debt trading_day	Dec. 31, 2012 Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate, per year					4.00%
Aggregate outstanding principal					$ 53,735,000	$ 184,983,000
Convertible Debt issuance effective interest rate					8.50%
Debt Instrument, Maturity Date					Sep. 01, 2014
Debt instrument, covenant compliance					we were in compliance with all covenants
Conversion price threshold for convertible debt					$ 52.38
Common stock closing price exceeds percentage of conversion price					130.00%
Number Of Trading Days Considered For Early Conversion Of Note					20
Number Of Consecutive Trading Days Considered For Early Conversion Of Notes					30 days
Number of convertible senior note repurchased					131,248
Convertible senior note repurchased, face value					131,200,000
Cash paid for convertitble senior note repurchase					169,600,000
Common stock issued to convertible note holders			255,499
The loss from extinguishment of callable convertible debt	$ 4,011,000	$ 0	$ 5,949,000	$ 0	$ 5,900,000